Significant Accounting Policies - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Goodwill impairment charges	¥ 0	¥ 0	¥ 0